Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortization expense for future fiscal years:
Total	$ 1,286	$ 40
Core Deposits [Member]
Amortization expense for future fiscal years:
2015	243
2016	217
2017	192
2018	167
2019	141
Thereafter	326
Total	$ 1,286	$ 1